Commitments and Contingencies (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitment And Contingencies [Line Items]
Guarantees extend term period	1 year
Allowance for estimated losses on commitments	$ 328,000	$ 366,000
Number of properties with contractual operating rental payments	4
Lease rental payments	13,800,000
Level of cash balances required to maintain	197,000	700,000
Occupancy Expense
Commitment And Contingencies [Line Items]
Net rental expense	$ 2,872,000	$ 2,353,000	$ 2,128,000
Maximum
Commitment And Contingencies [Line Items]
Lease term period	20
Minimum
Commitment And Contingencies [Line Items]
Lease term period	15